Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net interest income
Balances at central banks	£ 99	£ 90		£ 321
Loans to banks - amortised cost	346	246		405
Loans to customers - amortised cost	8,615	8,979		9,547
Other financial assets	253	483		854
Interest receivable	9,313	9,798	[1]	11,127	[1]
Balances with banks	204	144		319
Customer deposits	556	911		1,256
Other financial liabilities	670	846		1,102
Subordinated liabilities	267	402		483
Internal funding of trading businesses	2	19		168
Interest payable	1,699	2,322	[1]	3,328	[1]
Net interest income	£ 7,614	£ 7,476	[1]	£ 7,799	[1]

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.